Trade and Other Payables	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Trade and Other Payables
18.
Trade and other payables
(a)
Current

	2022	2021
	$’000	$’000
Trade payables - non-related parties	5,070	4,469
Accrued operating expenses	7,399	9,901
Accrued employee expenses	14,395	14,677
Other payables	2,873	3,874
	29,737	32,921
(b)
Non-current

	2022	2021
	$’000	$’000
Trade payables - non-related parties	3	1
Accrued employee expenses	293	602
	296	603